CONTRACT LIABILITY	12 Months Ended
Jun. 30, 2021
CONTRACT LIABILITY
20. CONTRACT LIABILITY
20.	CONTRACT LIABILITY

The Company’s contract liability is deferred revenue which relates to revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) which amounted to $226,903 (June 30, 2020 - $nil). Details of the Company’s contract liability is noted as follows:

	June 30, 2021	June 30, 2020
Opening balance	$-	$-
Additions	244,133	-
Revenue recognized from contract liability	(17,230)	-
Ending balance	$226,903	$-
Current portion	$48,832	$-
Long-term portion	178,071	-